Stock-Based Compensation (Details Narrative) - USD ($)						3 Months Ended			9 Months Ended			12 Months Ended
	Nov. 07, 2024	Sep. 24, 2024	Nov. 01, 2022	Oct. 25, 2022	Mar. 01, 2022	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2024		Dec. 31, 2023	Dec. 31, 2022	Jun. 30, 2025	Aug. 17, 2023	Jun. 30, 2023	Feb. 28, 2023
Weighted average grant date									$ 1.45	$ 2.96
Share-based compensation expense						$ 685,000	$ 248,000		$ 2,419,000	$ 989,000		$ 2,245,000		$ 1,150,000
Common stock par value						$ 0.0001			$ 0.0001			$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001
Expected volatility									94.10%	83.00%		83.00%		99.20%
Risk-free interest rate									4.00%	3.90%		3.90%		3.80%
Expected term (in years)									5 years 8 months 12 days	5 years		5 years		6 years
Expected dividend yield
General and Administrative Expense [Member]
Share-based compensation expense						$ 651,000	221,000		$ 2,010,000	$ 621,000		$ 1,383,000		$ 997,000
Peak Bio, Inc. [Member]
Unvested stock-based compensation arrangements weighted average period of recognition														25 days
Share-based compensation expense							$ 0	$ 76,795		$ 30,509	$ 375,239			$ 275,418	$ 560,060
Options granted										4,150,000
Vested options shares							5,513,108			5,513,108				1,698,754	1,750,967				335,646
Unrecognized compensation cost							$ 2,150,033			$ 2,150,033				$ 30,000.00
Exercisable price										$ 0.80
Common stock par value							$ 0.0001			$ 0.0001				$ 0.0001	$ 0.0001
Expected volatility				28.10%						95.00%	79.30%			79.30%	75.10%
Risk-free interest rate				4.00%						3.47%	4.66%			4.66%	1.81%
Expected term (in years)				1 month 28 days						5 years 3 months 18 days	1 year			1 year	7 years
Expected dividend yield										0.00%	0.00%			0.00%	0.00%
Peak Bio, Inc. [Member] | Common Stock [Member]
Share based compensation term		10 years
Options granted		4,150,000
Exercisable price		$ 0.80
Share based compensation description		the issuance of the shares of common stock underlying the options, will vest with respect to one third of the shares on each of (i) the effective date of the Form S-8, (ii) December 31, 2024 and (iii) December 31, 2025 at a exercise price of $0.80 for a term of ten years.
Peak Bio, Inc. [Member] | General and Administrative Expense [Member]
Share-based compensation expense								$ 40,260		$ 11,482	$ 137,831			$ 179,480	$ 179,429
Restricted Stock Units (RSUs) [Member]
Unrecognized compensation						0			$ 0
Aggregate of shares									40,000			731,393,807
Unvested Stock Option [Member]
Unrecognized compensation						4,300,000			$ 4,300,000			$ 1,100,000
Unvested stock-based compensation arrangements weighted average period of recognition									2 years 9 months 18 days			1 year 1 month 6 days
Performance Shares [Member]
Unrecognized compensation						900,000			$ 900,000
Aggregate of shares									975,000
Share-based compensation expense						$ 0			$ 0
Share-Based Payment Arrangement, Option [Member] | Peak Bio, Inc. [Member]
Share based compensation term			10 years											7 years
Grants vest percentage														100.00%
Share-Based Payment Arrangement, Option [Member] | Peak Bio, Inc. [Member] | General and Administrative Expense [Member]
Share-based compensation expense											$ 16,782			$ 16,782
2022 Long Term Incentive Plan [Member] | Peak Bio, Inc. [Member]
Shares, exchanged of stock options in spin-off					1,762,667
Options granted														2,994,226
Peak Bio [Member]
Assumed options to purchase												3,236,162,000
Peak Bio [Member] | American Depositary Receipts [Member]
Assumed options to purchase												1,618,081
Maximum [Member] | Peak Bio [Member] | American Depositary Receipts [Member]
Exercise price												$ 2.73
Minimum [Member] | Peak Bio [Member] | American Depositary Receipts [Member]
Exercise price												$ 27.43
Equity Incentive Plan 2023 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Additional Shares Authorized	7,800,000,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Available for Grant												8,148,713,522
Number of ordinary shares underlying outstanding equity awards consisting of stock options and restricted stock units												474,368,000
Equity Incentive Plan 2023 [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Available for Grant	8,780,000,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Authorized																		980,000,000
Equity Incentive Plan 2024 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Available for Grant	9,635,637,300
Number of ordinary shares underlying outstanding equity awards consisting of stock options and restricted stock units														253,434,688
Equity Incentive Plan 2024 [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Available for Grant	855,637,300
Equity Incentive Plan 2023 and 2014 [Member]
Percentage of fair market value of shares												100.00%
Equity Incentive Plan 2023 and 2014 [Member] | Maximum [Member]
Share based compensation term												10 years
Equity Incentive Plan 2023 and 2014 [Member] | Maximum [Member] | Share-Based Payment Arrangement, Employee [Member]
Vesting period (in years)												4 years
Equity Incentive Plan 2023 and 2014 [Member] | Maximum [Member] | Share-Based Payment Arrangement, Nonemployee [Member]
Vesting period (in years)												1 year
Equity Incentive Plan 2023 and 2014 [Member] | Minimum [Member] | Share-Based Payment Arrangement, Employee [Member]
Vesting period (in years)												2 years
Equity Incentive Plan 2023 And 2014 [Member]
Options granted												447,368,000
Vested options shares												3,963,964,688,000	[1]	651,237,400
Exercisable price												$ 0.00
Equity Incentive Plan 2023 And 2014 [Member] | Maximum [Member]
Grant per share														$ 0.01
Equity Incentive Plan 2014 [Member] | Restricted Stock Units (RSUs) [Member]
Fair value of time-based RSUs that vested									$ 100,000	$ 500,000		$ 500,000		$ 200,000
Shares underlying vested												276,000,000
Additional stock-based compensation expense												$ 300,000
Shares underlying vested												0		28,151,775
Equity Incentive Plan 2014 [Member] | Maximum [Member] | Restricted Stock Units (RSUs) [Member]
Vesting period (in years)									4 years			4 years
Equity Incentive Plan 2014 [Member] | Minimum [Member] | Restricted Stock Units (RSUs) [Member]
Vesting period (in years)									1 year			1 year
August Valuation [Member] | Peak Bio, Inc. [Member]
Common stock par value							$ 0.0075			$ 0.0075
August Valuation [Member] | Peak Bio, Inc. [Member] | Common Stock [Member]
Grant per share										$ 0.75
Discount percentage										15.00%
August Valuation [Member] | Akari [Member] | Peak Bio, Inc. [Member]
Probability percentage										65.00%

[1]	Includes both vested stock options as well as unvested stock options for which the requisite service period has not been rendered but that are expected to vest based on achievement of a service condition.